May 2, 2002


Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D. C. 20549

RE:  Legacy Builder Variable Life Separate Account
     Legacy Builder Plus (333-86231)
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus for Legacy Builder Variable Life Separate Account - Legacy Builder Plus (the "Registrant"), pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1. the form of prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 4 to the Registrant's registration statement on Form S-6, and

2. the text of the Registrant's registration statement on Form S-6 was submitted for filing with the Securities and Exchange Commission electronically via EDGAR transmission on May 1, 2002.

If you have any questions or need additional information, please contact me at 319-398-8969.

LEGACY BUILDER VARIABLE LIFE
 SEPARATE ACCOUNT (REGISTRANT)

By:  PFL Life Insurance Company


/s/ Brenda D Sneed

Brenda D. Sneed
Assistant General Counsel